Report of Independent Registered Public
Accounting Firm

To the Members and Board of Trustees
of Destiny Alternative (TEI) Fund LLC
In planning and performing our audit of
the financial statements of Destiny
Alternative (TEI) Fund LLC (the
Company) as of and for the year ended
March 31, 2025, in accordance with the
standards of the Public Company
Accounting Oversight Board (United
States) (PCAOB), we considered the
Companys internal control over
financial reporting, including controls
over safeguarding securities, as a basis
for designing our auditing procedures
for the purpose of expressing our
opinion on the financial statements and
to comply with the requirements of
Form N-CEN, but not for the purpose of
expressing an opinion on the
effectiveness of the Companys internal
control over financial reporting.
Accordingly, we express no such
opinion.
The management of the Company is
responsible for establishing and
maintaining effective internal control
over financial reporting. In fulfilling this
responsibility, estimates and judgments
by management are required to assess
the expected benefits and related costs
of controls. A companys internal control
over financial reporting is a process
designed to provide reasonable
assurance regarding the reliability of
financial reporting and the preparation
of financial statements for external
purposes in accordance with U.S.
generally accepted accounting
principles. A companys internal control
over financial reporting includes those
policies and procedures that (1) pertain
to the maintenance of records that, in
reasonable detail, accurately and fairly
reflect the transactions and dispositions
of the assets of the company; (2) provide
reasonable assurance that transactions
are recorded as necessary to permit
preparation of financial statements in
accordance with U.S. generally accepted
accounting principles, and that receipts
and expenditures of the company are
being made only in accordance with
authorizations of management and
trustees of the company; and (3) provide
reasonable assurance regarding
prevention or timely detection of
unauthorized acquisition, use or
disposition of a companys assets that
could have a material effect on the
financial statements.
Because of its inherent limitations,
internal control over financial reporting
may not prevent or detect
misstatements. Also, projections of any
evaluation of effectiveness to future
periods are subject to the risk that
controls may become inadequate
because of changes in conditions, or that
the degree of compliance with the
policies or procedures may deteriorate.
A deficiency in internal control over
financial reporting exists when the
design or operation of a control does not
allow management or employees, in the
normal course of performing their
assigned functions, to prevent or detect
misstatements on a timely basis. A
material weakness is a deficiency, or a
combination of deficiencies, in internal
control over financial reporting, such
that there is a reasonable possibility that
a material misstatement of the
Companys annual or interim financial
statements will not be prevented or
detected on a timely basis.
Our consideration of the Companys
internal control over financial reporting
was for the limited purpose described in
the first paragraph and would not
necessarily disclose all deficiencies in
internal control that might be material
weaknesses under standards established
by the PCAOB. However, we noted no
deficiencies in the Companys internal
control over financial reporting and its
operation, including controls over
safeguarding securities, that we consider
to be a material weakness as defined
above as of March 31, 2025.
This report is intended solely for the
information and use of management and
the Board of Managers of Destiny
Alternative (TEI) Fund LLC and the
Securities and Exchange Commission
and is not intended to be and should not
be used by anyone other than these
specified parties.
/s/ Ernst & Young LLP

Chicago, Illinois
May 30, 2025